Leases (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The movement in the right-of-use assets is as follows:

SA Rand
Figures in million	2020

Balance at beginning of year	—
Impact of adopting IFRS 16 at 1 July 2019	81
Additions	106
Depreciation	(45)
Terminations	(8)
Translation	17

Balance at end of year	151

Disclosure of quantitative information about leases for lessee
The movement in the lease liabilities is as follows:

SA Rand
Figures in million	2020

Balance at beginning of year	—
Impact of adopting IFRS 16 at 1 July 2019	81
Additions	93
Interest expense on lease liabilities	8
Lease payments made	(46)
Terminations	(8)
Translation	13

Balance at end of year	141

Current portion of lease liabilities	60
Non-current portion of lease liabilities	81

Disclosure Of Maturity Analysis of Capitalised Leases	The maturity of the group's undiscounted lease payments is as follows:

SA Rand
Figures in million	2020

Less than and including one year	67
Between one and five years	86
Five years and more	—

Total	153

Explanation of difference between operating lease commitments disclosed applying IAS 17 and lease liabilities recognised at date of initial application of IFRS 16
Reconciliation between lease commitments at 30 June 2019 and IFRS 16 lease liability at 1 July 2019:

SA Rand
Figures in million	2020

Lease commitments at 30 June 2019[1]	38
Effect of options to extend the lease term	64
Discounting of lease liabilities	(21)

Impact of adopting IFRS 16 at 1 July 2019	81

[1]	The lease commitments represent solely payments under non-cancellable periods per the contracts and exclude any options to extend the lease term.

Disclosure of qualitative information about leases for lessee Income Statement
The amounts included in the income statement relating to leases:

SA Rand
Figures in million	2020

Depreciation of right-of-use assets[1]	45
Interest expense on lease liabilities[2]	8
Short-term leases expensed[3,4]	96
Leases of low value assets expensed[3]	19
Variable lease payments expensed[3,5]	690

[1]	Included in depreciation and amortisation.

[2]	Included in finance costs.

[3]	Included in production costs and corporate, administration and other expenditure.

[4]	The amount includes leases that expire within 12 months of adoption as management elected the short-term expedient.

[5]
These payments relate mostly to mining and drilling contracts. Variable lease payments made comprise 81% of the total lease payments made during the period. The majority of the variable lease payments made relate to the contracting of specialists for mining operations at Harmony's open pit mines and are determined on a per tonne or square metre basis.

Disclosure of lease payments
The total cash outflows for leases are:

SA Rand
Figures in million	2020

Lease payments made for lease liabilities	46
Short-term lease payments	96
Lease payments of low value assets leased	19
Variable lease payments	690

Total cash outflows for leases	850